Insurance contract liabilities - Disclosure of composition of contract adjustments with passage of time (Detail) - Technical Reserves for Insurance Premium [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	S/ (1,434,195)	S/ 200,100	S/ 976,303
Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,392,280)	332,536	1,001,073
Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(229,198)	(190,109)	(79,733)
Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	187,283	57,673	54,963
Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,434,195)	200,100	976,303
Annuities [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,347,987)	162,654	823,644
Annuities [Member] | Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,318,573)	333,761	1,001,073
Annuities [Member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(325,914)	(257,549)	(168,154)
Annuities [Member] | Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	169,545	52,279	54,963
Annuities [Member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,474,942)	128,491	887,882
Life insurance contracts [member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	131,533	110,102	122,416
Life insurance contracts [member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	131,533	110,102	122,416
Life insurance contracts [member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	131,533	110,102	122,416
General Insurance
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(28,112)	(35,167)	(34,950)
General Insurance | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(28,112)	(35,167)	(34,950)
General Insurance | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(28,112)	(35,167)	(34,950)
SCTR
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(62,674)	(3,326)	955
SCTR | Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(73,707)	(1,225)
SCTR | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(6,705)	(7,495)	955
SCTR | Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	17,738	5,394
SCTR | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	S/ (62,674)	S/ (3,326)	S/ 955